Vanguard Total Inflation-Protected Securities ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Total Inflation-Protected Securities ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Total Inflation-Protected Securities ETF (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of the full market of U.S. Treasury inflation-protected public obligations.